EARNINGS PER SHARE AND DIVIDEND PER SHARE - Schedule of Dividend Per Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
DIVIDEND PER SHARE
Declared dividend per share (in USD per share)	$ 1.80	$ 1.50	$ 3.30	$ 2.96	$ 4.42
Declared dividend during the period (USDm)	$ 169.8	$ 126.6	$ 310.7	$ 247.7	$ 370.9
Dividends proposed (in USD per share)	$ 0	$ 0	$ 0	$ 0	$ 1.36
Proposed dividend for approval at Annual General Meeting (USDm)	$ 0.0	$ 0.0	$ 0.0	$ 0.0	$ 126.3
Dividends recognised as distributions to shareholders (in USD per share)	$ 2.86	$ 4.05	$ 2.86	$ 4.05	$ 7.01
Dividend paid during the period (USDm)	$ 267.7	$ 336.6	$ 267.7	$ 336.6	$ 586.4
Number of shares issued (in shares)	94.5	84.9	94.5	84.9	86.2
Number of treasury shares held (in shares)	(0.5)	(0.5)	(0.5)	(0.5)	(0.5)
Number of shares outstanding (in shares)	94.0	84.4	94.0	84.4	85.7